Cost of Sales - Disclosure of cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Production costs	R 33,099	R 29,774	R 22,048
Amortisation and depreciation of mining assets	3,622	3,777	3,409
Amortisation and depreciation of assets other than mining assets	61	98	99
Rehabilitation expenditure	136	135	47
Care and maintenance costs of restructured shafts	273	144	146
Employment termination and restructuring costs	218	332	40
Share-based payments	143	114	130
Impairment of assets	4,433	1,124	0
Other Cost of Sales Increase/(decrease)	(58)	(9)	(11)
Total cost of sales	R 41,927	R 35,489	R 25,908